EMPLOYEE EQUITY INCENTIVE PLAN (Stock Option Activities) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Number of options
Options outstanding, beginning balance	43,054,457	50,685,617	42,486,780
Granted	13,320,000		19,800,000
Forfeited	(1,515,040)	(2,921,040)	(5,034,283)
Exercised	(8,602,960)	(4,710,120)	(6,566,880)
Options outstanding, ending balance	46,256,457	43,054,457	50,685,617
Weighted average exercise price
Options outstanding, ending balance	$ 0.10	$ 0.10	$ 0.07
Granted	$ 0.21		$ 0.10
Forfeited	$ 0.12	$ 0.11	$ 0.09
Exercised	$ 0.10	$ 0.06	$ 0.05
Options outstanding, ending balance	$ 0.10	$ 0.10	$ 0.10
Weighted average grant-date fair value
Options outstanding, ending balance	$ 0.08	$ 0.07	$ 0.05
Granted	$ 0.06		$ 0.10
Forfeited	$ 0.08	$ 0.08	$ 0.05
Exercised	$ 0.06	$ 0.03	$ 0.03
Options outstanding, ending balance	$ 0.12	$ 0.08	$ 0.07